Stock Incentive Plans - Schedule of RSU Activity Under the Plan (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Unvested | shares
Weighted- Average Grant Date Fair Value Unvested | $ / shares
Number of RSUs, Granted | shares	695,034
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 1.6
Number of RSUs, Vested | shares	(91,454)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 1.6
Number of RSUs, Forfeited | shares	(3,580)
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	$ 1.6
Number of RSUs, Unvested | shares	600,000
Weighted- Average Grant Date Fair Value, Unvested | $ / shares	$ 1.6